Leases - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases
Lease right-of-use assets, net	¥ 24,110	$ 3,303	¥ 52,562
Lease liabilities - current portion	11,447	1,568	29,435
Lease liabilities - non-current portion	7,050	$ 966	24,419
Total lease liability balance	¥ 18,497		¥ 53,854
Weighted average remaining lease term	1 year 18 days	1 year 18 days	1 year 10 months 17 days
Weighted average annual discount rate	4.75%	4.75%	4.75%